NAA LARGE CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.1%
	Communications - 4.6%
71,653	AT&T, Inc.	$ 2,077,221
12,041	GoDaddy, Inc., Class A(a)	995,429
21,928	Match Group, Inc.	673,409
19,714	Omnicom Group, Inc.	1,484,661
8,636	T-Mobile US, Inc.	1,813,820
15,801	Walt Disney Company (The)	1,522,900
		8,567,440
	Consumer Discretionary - 9.2%
31,540	Amazon.com, Inc.(a)	6,568,836
125,926	Ford Motor Company	1,453,186
6,869	Home Depot, Inc. (The)	2,259,145
18,050	MGM Resorts International(a)	668,031
20,184	Starbucks Corporation	1,808,284
7,353	Tesla, Inc.(a)	2,733,478
10,977	TJX Companies, Inc. (The)	1,753,027
		17,243,987
	Consumer Staples - 10.2%
29,135	Altria Group, Inc.	1,922,619
24,636	Coca-Cola Company (The)	1,873,568
21,208	Colgate-Palmolive Company	1,807,558
3,054	Costco Wholesale Corporation	3,043,097
12,634	Dollar Tree, Inc.(a)	1,383,549
20,777	McCormick & Company, Inc.	1,047,992
31,683	Mondelez International, Inc., Class A	1,826,208
16,118	Procter & Gamble Company (The)	2,328,084
30,219	Walmart, Inc.	3,755,617
		18,988,292
	Energy - 7.7%
36,972	Baker Hughes Company	2,257,140
11,777	Chevron Corporation	2,436,661
18,240	ConocoPhillips	2,407,680
29,097	Exxon Mobil Corporation	4,936,598
43,792	SLB Ltd.	2,250,471
		14,288,550

NAA LARGE CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	Financials - 13.8%
17,263	Arch Capital Group Ltd.(a)	$ 1,657,075
9,829	Ares Management Corporation, Class A	1,072,344
46,349	Bank of America Corporation	2,259,514
5,529	Chubb Ltd.	1,802,067
15,696	Citigroup, Inc.	1,780,083
6,944	Coinbase Global, Inc., Class A(a)	1,212,492
3,522	Everest Group Ltd.	1,151,166
27,043	Franklin Resources, Inc.	638,756
1,970	Goldman Sachs Group, Inc. (The)	1,666,600
5,576	JPMorgan Chase & Company	1,640,236
9,814	Morgan Stanley	1,615,090
10,252	Raymond James Financial, Inc.	1,484,386
15,661	T Rowe Price Group, Inc.	1,411,683
5,813	Travelers Companies, Inc. (The)	1,695,536
33,668	Truist Financial Corporation	1,547,718
31,842	US Bancorp	1,656,102
18,996	Wells Fargo & Company	1,512,272
		25,803,120
	Health Care - 12.4%
5,161	Amgen, Inc.	1,815,898
14,260	Bio-Techne Corporation	745,228
8,428	Cardinal Health, Inc.	1,780,920
4,963	Cencora, Inc.	1,559,077
40,623	Centene Corporation(a)	1,329,997
22,163	CVS Health Corporation	1,591,747
17,115	Dexcom, Inc.(a)	1,074,822
4,933	Elevance Health, Inc.	1,444,136
14,021	Gilead Sciences, Inc.	1,954,107
6,346	Humana, Inc.	1,100,333
7,499	IQVIA Holdings, Inc.(a)	1,278,879
8,329	Johnson & Johnson	2,035,941
17,683	Merck & Company, Inc.	2,127,087
6,261	UnitedHealth Group, Inc.	1,694,164

NAA LARGE CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	Health Care - 12.4% (Continued)
13,698	Zoetis, Inc.	$ 1,619,241
		23,151,577
	Industrials - 8.2%
3,603	Deere & Company	2,029,570
23,940	Delta Air Lines, Inc.	1,591,531
4,953	General Dynamics Corporation	1,699,969
5,954	General Electric Company	1,689,567
14,056	Johnson Controls International plc	1,840,633
6,027	L3Harris Technologies, Inc.	2,080,219
42,767	Southwest Airlines Company	1,606,756
15,014	Textron, Inc.	1,314,626
12,098	Xylem Inc	1,445,711
		15,298,582
	Materials - 3.0%
6,467	Ecolab, Inc.	1,720,351
35,472	Freeport-McMoRan, Inc.	2,085,044
22,327	LyondellBasell Industries N.V., A	1,798,664
		5,604,059
	Real Estate - 3.5%
9,611	American Tower Corporation, Class A	1,658,666
11,326	Digital Realty Trust, Inc.	2,041,058
12,482	Extra Space Storage, Inc.	1,636,765
47,803	Invitation Homes, Inc.	1,187,905
		6,524,394
	Technology - 18.7%
12,487	Akamai Technologies, Inc.(a)	1,434,132
50,949	Apple, Inc.	12,930,346
6,508	Automatic Data Processing, Inc.	1,322,295
7,173	Broadridge Financial Solutions, Inc.	1,165,469
5,290	Cadence Design Systems, Inc.(a)	1,469,932
22,887	Cisco Systems, Inc.	1,775,802
19,897	Cognizant Technology Solutions Corporation, Class A	1,220,681
25,377	CoStar Group, Inc.(a)	1,023,708
3,229	FactSet Research Systems, Inc.	700,661

NAA LARGE CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	Technology - 18.7% (Continued)
925	Fair Isaac Corporation(a)	$ 987,475
48,443	Intel Corporation(a)	2,137,789
5,720	International Business Machines Corporation	1,386,471
9,013	Leidos Holdings, Inc.	1,401,701
14,709	NetApp, Inc.	1,506,055
27,991	PayPal Holdings, Inc.	1,266,033
10,133	QUALCOMM, Inc.	1,304,928
10,885	ServiceNow, Inc.(a)	1,138,027
7,614	Workday, Inc., Class A(a)	989,211
		35,160,716
	Utilities - 6.8%
16,683	Ameren Corporation	1,833,795
12,228	American Water Works Company, Inc.	1,664,109
14,629	Duke Energy Corporation	1,915,521
20,428	Evergy, Inc.	1,673,462
37,771	Exelon Corporation	1,851,534
36,610	FirstEnergy Corporation	1,854,663
47,715	PPL Corporation	1,822,713
		12,615,797

	TOTAL COMMON STOCKS (Cost $174,867,968)	183,246,514

	EXCHANGE-TRADED FUNDS — 1.4%
	Equity - 1.4%
5,739	iShares Russell 1000 Value ETF	1,226,252
6,446	iShares S&P 500 Value ETF	1,361,073
	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,660,412)	2,587,325

	TOTAL INVESTMENTS - 99.5% (Cost $177,528,380)	$ 185,833,839
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%	855,069
	NET ASSETS - 100.0%	$ 186,688,908

NAA LARGE CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

ETF – Exchange-Traded Fund

Ltd. – Limited Company

N.V.        – Naamioze Vennootschap

PLC – Public Limited Company

(a)	Non-income producing security.